Note 20 - Subsequent Events (Details) - USD ($)				4 Months Ended
	Nov. 12, 2015	Feb. 09, 2015	Dec. 10, 2014	Apr. 10, 2015	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Note 20 - Subsequent Events (Details) [Line Items]
Accounts Payable, Current					$ 1,945,863	$ 3,345,361	[1]	$ 4,199,511
Common Stock, Subscription Period			18 years
Snell & Wilmer LLP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Accounts Payable, Current						$ 808,202
Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	56,860,050			53,781,201
Shares Issued, Price Per Share (in Dollars per share)	$ 0.00361			$ 0.013
Proceeds from Issuance of Common Stock	$ 205,000			$ 780,000
Subsequent Event [Member] | Snell & Wilmer LLP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Loss Contingency, Damages Sought, Value		$ 808,202
Maximum [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common Stock, Subscription Period			18 months
Maximum [Member] | Southridge Partners II, LP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common Stock, Value, Subscriptions			$ 5,000,000
Common Stock, Subscription Period			18 months

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.